Income Taxes (Summary Of The Components Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Millions	Apr. 30, 2015	May. 31, 2014	May. 31, 2013	May. 31, 2012
Deferred tax assets
Foreign operating loss carryforward	$ 203.3	$ 261.2
Interest	298.2	292.6
Federal operating loss carryforward	31.0	35.8
Capital loss carryforwards	44.5	48.6
Preacquisition disallowed deductions	13.6	16.0
State operating loss carryforward	10.2	11.7
Accrued payroll and related expenses	32.1	35.4
Depreciation	16.6	17.8
Credits	15.7	23.4
Restructuring		10.4
Bad debts	2.6	6.6
Accrued severance	0.6	1.4
Other	69.4	42.2
Gross deferred tax assets	737.8	803.1
Less valuation allowance	(521.7)	(565.2)	$ (593.9)	$ (713.1)
Net deferred tax assets	216.1	237.9
Deferred tax liabilities
Intangibles	214.8	309.9
Goodwill	5.4	5.2
Prepaid expenses	0.4	0.5
Gross deferred tax liabilities	220.6	315.6
Net deferred tax assets (liabilities)	$ (4.5)	$ (77.7)